Financial income and expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest income on financial assets held at amortised costs	$ 47	$ 24	$ 12
Finance income relating to financial assets held at fair value through profit or loss	16	15	10
System Fund [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest expense	1	1	1
IHG Rewards club loyalty programme [member]
Disclosure Of Detailed Finance (Income) Costs Explanatory [line items]
Interest payable to IHG rewards club	$ 49	$ 43	$ 15